Convertible Notes Payable - Additional Information (Detail)																						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		19 Months Ended
	Nov. 06, 2017	Oct. 11, 2017 USD ($) $ / shares	Oct. 10, 2017 USD ($) Investor Days $ / shares shares	Sep. 21, 2017 USD ($) $ / shares shares	Sep. 15, 2017 USD ($) $ / shares shares	Aug. 28, 2017 USD ($) $ / shares shares	Aug. 04, 2017 USD ($) $ / shares	Jul. 07, 2017 USD ($) $ / shares	Jul. 02, 2017 USD ($) $ / shares shares	May 09, 2017 USD ($) $ / shares	Apr. 30, 2017 USD ($)	Apr. 10, 2017 USD ($) $ / shares	Apr. 02, 2017 USD ($)	Mar. 13, 2017 USD ($) $ / shares	Mar. 02, 2017 USD ($) $ / shares	Feb. 10, 2017 USD ($) $ / shares	Feb. 01, 2017 USD ($) $ / shares	Jan. 12, 2017 USD ($) $ / shares	Jul. 21, 2016	Jun. 13, 2016 USD ($)	Jun. 06, 2016 USD ($) Installment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017	Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
Debt instrument, conversion price | $ / shares							$ 24.50	$ 17.50		$ 17.50		$ 21.00		$ 38.50	$ 49.00	$ 70.00	$ 112.00	$ 126.00
Gain on warrant extinguishment																							$ 0		$ 0	$ 9,613,000	$ 0
Warrant liability fair value adjustment																							(27,000)		$ (8,680,000)	(1,227,000)	(9,171,000)	$ (12,780,000)	$ (564,000)
Conversion of convertible notes						$ 23,563,014	$ 1,015,848	$ 2,000,000		$ 1,913,915		$ 3,621,286		$ 4,417,830	$ 126,000	$ 3,045,817	$ 544,000	$ 1,478,318								26,199,000	0	649,000
Reverse stock split ratio																			0.0625
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount																				$ 35,000,000		$ 34,351,000	11,437,000			11,437,000		34,351,000			$ 35,000,000
Debt discount on senior notes																						21,008,000	1,701,000			1,701,000		$ 21,008,000
Debt instrument, original issuance date																												Jun. 13, 2016
Debt issuance costs																						1,000,000						$ 1,000,000
Amortization of debt issuance costs																												$ 300,000
Stock issued to holders as payment on convertible notes payable | shares																												1,800,000
Conversion of convertible notes																												$ 600,000
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount																				35,000,000	$ 35,000,000
Debt discount on senior notes																					2,800,000	35,000,000	35,000,000			$ 35,000,000		$ 35,000,000
Rate of interest in event of default																										15.00%		15.00%
Proceeds from issuance of notes available for general corporate purposes													$ 3,000,000							3,000,000	$ 3,000,000	3,000,000		$ 6,600,000
Net cash proceeds from notes held in master restricted account as security																				$ 29,200,000		26,200,000						$ 26,200,000
Amortization payments number of equal installments | Installment																					14
Period after original date of issuance of notes for which amortization payment begins																				7 months
Debt instrument, conversion price | $ / shares																					$ 1,536.50
Beneficial conversion feature																										$ 4,400,000		4,400,000
Debt discount amortization																										33,300,000		14,000,000
Debt instrument, put options issued on default and change in control, value																						0	0			0		0
Debt issuance costs																							$ 1,800,000			1,800,000
Amortization of debt issuance costs																										$ 1,200,000
Interest rate upon default																							0.00%			0.00%
Debt instrument interest rate computation terms																										The Notes do not bear any ordinary interest. However, interest shall commence accruing immediately upon the occurrence of, and shall continue accruing during the continuance of, an Event of Default, at 15% per annum and shall be computed on the basis of a 360-day year of twelve 30-day months and shall be payable
Subsequent Release Dates Beginning in February 2017 [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Net cash proceeds from notes held in master restricted account as security																				$ 26,200,000		26,200,000						26,200,000
Scenario, Previously Reported [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price | $ / shares																					$ 4.39
Cash [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes and warrants																										$ 7,300,000
Net cash proceeds from notes held in master restricted account as security																						$ 26,200,000						$ 26,200,000
Series C Warrants [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes available for general corporate purposes																					$ 2,100,000
Exercise price of warrants | $ / shares																						$ 4.83						$ 4.83
Aggregate amount to be paid in exchange for cancellation of warrants																										7,876,000	0
Series C Warrants [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount																															$ 35,000,000
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Additional issuance of common stock purchase price per share | $ / shares																					$ 0.01
Debt discount on senior notes																					$ 27,800,000
Warrant exercisable period after vesting																					5 years
Warrant exercisable date																					Jun. 13, 2017
Exercise price of warrants | $ / shares																					$ 4.83
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes and warrants																				$ 32,200,000	$ 32,200,000
Debt discount on senior notes																					$ 27,800,000
Shares issuable upon warrants exercised | shares																					20,000
Series C Warrants [Member] | Scenario, Forecast [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Conditional percentage of increase in number of shares issuable upon exercise of warrants																														75.00%
Series C Warrants [Member] | Scenario, Previously Reported [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised | shares																					6,800,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Reverse stock split ratio	0.0029
New Warrants [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised | shares					2.125
Series A and Series B Preferred Shares [Member]
Debt Instrument [Line Items]
Payment for redemption of preferred stock																										$ 2,360,000	$ 0
Series A and Series B Preferred Shares [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Payment for redemption of preferred stock																							$ 2,400,000
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued to holders as payment on convertible notes payable | shares									4,200
Preferred stock redemption price per share | $ / shares									$ 0.001
Series A Preferred Stock [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Conversion of convertible notes									$ 4,200,000
Series C Preferred Shares [Member]
Debt Instrument [Line Items]
Stock issued to holders as payment on convertible notes payable | shares				590
Conversion of convertible notes				$ 500,000
Preferred stock redemption price per share | $ / shares				$ 1,000.00
Warrant Repurchase Agreements [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants											$ 7,876,000		7,900,000
Gain on warrant extinguishment													9,600,000
Warrant liability fair value adjustment													$ 17,500,000
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Conversion of convertible notes						1,200,000
Restructuring Agreement [Member] | Investor [Member]
Debt Instrument [Line Items]
Initial release of restricted cash						1,650,000
Restructuring Agreement [Member] | Investor [Member] | Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes						11,444,637
Restructuring Agreement [Member] | Investor [Member] | Notes [Member] | Restricted Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes						10,092,857
Restructuring Agreement [Member] | Investor [Member] | Notes [Member] | Unrestricted Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes						$ 1,351,780
Restructuring Agreement [Member] | Series A Preferred Stock [Member] | Investor [Member]
Debt Instrument [Line Items]
Number of preferred stock | shares						4,200
Preferred stock redemption price per share | $ / shares						$ 4.20
Restructuring Agreement [Member] | Series B Convertible Preferred Stock [Member] | Investor [Member]
Debt Instrument [Line Items]
Number of preferred stock | shares						2,006
Restructuring Agreement [Member] | Series B Preferred Stock [Member] | Investor [Member]
Debt Instrument [Line Items]
Payment for redemption of preferred stock						$ 2,006,000
Additional Restructuring [Member] | Investor [Member]
Debt Instrument [Line Items]
Reverse stock split ratio					20
Additional Restructuring [Member] | Investor [Member] | Redemption Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount					$ 4,000,000
Debt instrument, redemption price					6,436,852.80
Additional Restructuring [Member] | Investor [Member] | Exchange Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount					$ 2,436,852.80
Additional Restructuring [Member] | Investor [Member] | New Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares					$ 122.50
Warrants expiry period					42 months
Additional Restructuring [Member] | Investor [Member] | New Warrants [Member] | Exchange Notes [Member]
Debt Instrument [Line Items]
Common stock shares purchased | shares					114,286
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares			$ 122.50
Warrants issued to purchase Common Stock | shares			127,551
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price | $ / shares		$ 0.05
Conversion of convertible notes			$ 279,015
Number of Notes investors entered into agreement | Investor			2
Conversion price of debt instrument to purchase price of common stock percentage.		200.00%
Debt instrument, maturity description			The maturity date (as defined in the notes) shall automatically be extended to the earlier to occur of (x) the first anniversary of the date of consummation of the offering contemplated by the registration statement and (y) December 30, 2018
Debt instrument maturity date		Dec. 30, 2018	Dec. 30, 2018
Debt instrument, deferred description			Until the earlier of (x) this maturity date and (y) the 75th calendar day after the date of consummation of the offering contemplated by the registration statement, all installments to be made under the notes shall be deemed automatically deferred with no conversions during that 75 day period
Debt instrument, conversion threshold days | Days			75
Debt instrument, redemption description			The Company agreed to redeem any portion of the outstanding notes at any time requested by either investor thereto with $7.3 million in cash to be reduced by $0.6 million to redeem the Series C Preferred Stock remaining in the restricted accounts with respect to the 2016 convertible notes
Redemption of outstanding debt instrument for cash		$ 7,300,000	$ 7,300,000
Cash held in the restricted accounts			600,000
Amendment to Restructuring Agreement [Member] | Series C Preferred Shares [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Redemption of shares outstanding for cash payment			$ 590,000